Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Overdrafts reclassified as loans receivable	$ 256,000	$ 388,000
Average required cash balance		$ 1,500,000